Selected Statements Of Operations Data (Schedule Of Cost Of Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Statements Of Operations Data [Abstract]
Hardware and software	$ 3,217	$ 3,073	$ 3,505
Salaries and employee benefits	1,212	1,084	1,118
Amortization of capitalized software development cost			39
Royalties to the Chief Scientist	(419)		89
Amortization of other intangible assets	588	588	588
Depreciation	12	9	9
Other	474	632	522
Direct operating costs	5,084	5,386	5,870
Decrease (increase) in inventory	8	(3)	6
Total cost of revenues	$ 5,092	$ 5,383	$ 5,876